Finance Receivables - Purchased Credit Impaired Held For Investment And Held For Sale (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	$ 439	$ 557
Outstanding balance	618	779
Allowance for purchased credit impaired finance receivable losses	12	11
SpringCastle Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	350	452
Outstanding balance	482	628
Allowance for purchased credit impaired finance receivable losses	0	0
FA Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying amount, net of allowance	89	105
Outstanding balance	136	151
Allowance for purchased credit impaired finance receivable losses	12	11
Carrying amount of finance receivables held for sale	59	72
Outstanding balance of finance receivables held for sale	$ 89	$ 99